SCHEDULE OF SEGMENT INFORMATION BY GEOGRAPHIC AREA (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 327,368	$ 324,969	$ 630,470	$ 621,817
Total long-lived assets	423,856		423,856		$ 438,146
VIRGIN ISLANDS, BRITISH
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue
Total long-lived assets
MENA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	324,699	322,354	626,157	616,082
Total long-lived assets	414,714		414,714		428,353
Rest of World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	2,669	$ 2,615	4,313	$ 5,735
Total long-lived assets	$ 9,142		$ 9,142		$ 9,793